Impairment losses of financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Impairment losses of financial assets
Summary of impairment losses of financial assets

	12/31/2025	12/31/2024	12/31/2023
Impairment expense for loans and advances to customers	(2,607,658)	(2,059,595)	(1,718,520)
Recovery of written-off credits	209,644	282,160	167,471
Others	(18,339)	(22,017)	9,465
Total	(2,416,353)	(1,799,452)	(1,541,584)